Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments [Abstract]
Estimated fair value of financial instruments that are measured at fair value on a recurring basis

		June 30, 2012		December 31, 2011
		Carrying	Fair	Carrying	Fair
	Fair Value	Amount	Value	Amount	Value
	Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level	$	$	$	$
Recurring:
Cash and cash equivalents	Level 1	179,462	179,462	179,934	179,934
Contingent consideration	Level 3	(10,690)	(10,690)	(10,894)	(10,894)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2	(313,733)	(313,733)	(297,979)	(297,979)
Cross currency swap agreement	Level 2	(201)	(201)	2,677	2,677
Foreign currency forward contracts	Level 2	(534)	(534)	(1,078)	(1,078)

Non-Recurring:
Vessels held for sale	Level 2	6,930	6,930	19,000	19,000
Vessels and equipment	Level 2	—	—	42,848	42,848

Other:
Long-term debt (note 5)	Level 2	(1,995,441)	(1,873,427)	(2,029,076)	(1,901,079)

Changes in fair value for the Partnership's contingent consideration liability measured on a recurring basis using significant unobservable inputs (Level 3)

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
	$	$	$	$
Fair value at beginning of period	(10,348)	—	(10,894)	—
Unrealized gains (loss) included in Other income—net	(342)	—	204	—

Fair value at end of period	(10,690)	—	(10,690)	—

Summary of the Partnership's Financing Receivables

	Credit Quality Indicator	Grade	June 30, 2012 $	December 31, 2011 $
Direct financing leases	Payment activity	Performing	41,177	50,306